Advances for vessel acquisitions and Vessels, net	12 Months Ended
Dec. 31, 2021
Advances for vessel acquisitions and Vessels, net
Advances for vessel acquisitions and Vessels, net

5.Advances for vessel acquisitions and Vessels, net

Vessel Acquisitions

On July 15, 2021 the Company signed, through a separate wholly-owned subsidiary, a Memorandum of Agreement to acquire from an unaffiliated third party, a 2011 built Kamsarmax dry bulk vessel of 82,165 dwt, for a purchase price of $22,000. The Company paid an amount of $4,432, including 20% advance of the purchase price. The vessel was delivered on February 16, 2022 and the Company paid the balance of the purchase price together with bunkers and lubricants onboard the vessel (Notes 8(c) and 15).

On December 3, 2021, the Company signed, through a separate wholly-owned subsidiary, a Memorandum of Agreement to acquire from an unaffiliated third party, a Capesize dry bulk vessel of 181,500 dwt, being under construction, for a purchase price of $59,275. The Company paid an amount of $11,855, being 20% advance of the purchase price. The balance of the purchase price was paid on the vessel’s delivery on March 29, 2022 (Notes 8(c) and 15).

Vessel Disposals

In December 2019, the Company through a separate wholly-owned subsidiary entered into a Memorandum of Agreement to sell to an unaffiliated third party the vessel Calipso, for a sale price of $7,275 before commissions. On the date of the agreement the vessel, having a carrying value of $10,168 and unamortized deferred costs of $10, was classified as held for sale and measured at the lower of its carrying value and fair value (sale price) less costs to sell, which resulted in impairment of $3,048 included in “Vessel impairment charges” in the 2019 accompanying consolidated statement of operations.

In February 2020, the buyers of Calipso elected to exercise their right to cancel the contract as a result of the vessel’s missing the cancelling date due to unforeseen events, unrelated to the condition of the vessel. Following this cancelation of the memorandum of agreement, on March 8, 2020, the vessel was withdrawn from the market as per management’s decision and was recorded at its fair value at that date as held and used, according to the provisions of ASC 360, amounting to $7,330. The vessel’s fair value was determined through Level 2 inputs of the fair value hierarchy by taking into consideration a third party valuation which was based on the last done deals of sale of vessels with similar characteristics, such as type, size and age. The valuation of the vessel at fair value resulted in a gain of $201 included in “Vessel impairment charges” in the 2020 accompanying consolidated statement of operations (Note 14).

On January 29, 2020, the Company through a separate wholly-owned subsidiary entered into a Memorandum of Agreement to sell to an unaffiliated third party the vessel Norfolk, for a sale price of $9,350 before commissions. In February 2020, the buyers of Norfolk elected to exercise their right to cancel the contract as a result of vessel’s missing the cancelling date due to unforeseen events, unrelated to the condition of the vessel. On February 26, 2020, the Company signed a new Memorandum of Agreement to sell  Norfolk to an unaffiliated third party for a sale price of $8,750 before commissions, which resulted in a loss on sale of $1,078 included in “Gain/(loss) on sale of vessels” in the 2020 accompanying consolidated statement of operations. The vessel was delivered to her new owners in March 2020.

Additionally in 2020, the Company through separate wholly-owned subsidiaries entered into Memoranda of Agreement to sell to unaffiliated third parties the vessel Arethusa, for a sale price of $7,850 before commissions (Note 7), delivered to her new owners in August 2020; the vessel Coronis, for a sale price of $7,100 before commissions, delivered to her new owners in January 2021; the vessel Sideris G.S., for a sale price of $11,500 before commissions; delivered to her new owners in January 2021; and the vessel Oceanis, for a sale price of $5,750 before commissions, delivered to her new owners in March 2021.

At the date the MOAs were signed, all four vessels having an aggregate carrying value of $41,881 and $128 of unamortized deferred costs were measured at the lower of their carrying amount or fair value (sale price - Level 1 inputs of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements) less costs to sell, at their fair value of $30,752 and were classified in current assets as vessels held for sale, according to the provisions of ASC 360, as all criteria required for this classification were then met. This resulted in an aggregate impairment of $11,257, included in “Vessel impairment charges” in the 2020 accompanying consolidated statement of operations. Additionally, the Company recorded an aggregate loss on the sale of Arethusa, amounting to $7 included in “(Gain)/loss on sale of vessels” in the 2020 accompanying consolidated statement of operations. At December 31, 2020, the vessels Coronis, Sideris G.S., and Oceanis were separately presented as held for sale in the 2020 accompanying balance sheet (Note 14). The delivery of  the vessels to their new owners resulted in an aggregate loss of $204 , included in "(Gain)/loss on sale of vessels" in the 2021 consolidated statement of operations.

On March 16, 2021, the Company through a separate wholly-owned subsidiary entered into a Memorandum of Agreement to sell to an unaffiliated third party the vessel Naias, for a sale price of $11,250 before commissions. At the date of the agreement to sell the vessel, the vessel was measured at the lower of its carrying amount or fair value (sale price) less costs to sell, which was the vessel’s carrying value at $9,010, and was classified in current assets as vessel held for sale, according to the provisions of ASC 360, as all criteria required for this classification were met. The vessel was delivered to the buyer on July 30, 2021 and the sale of the vessel resulted in gain amounting to $1,564 , included in “(Gain)/loss on sale of vessels” in the 2021 consolidated statement of operations.

Impairment Loss - other

At December 31, 2019, the Company’s estimated undiscounted projected net operating cash flows, excluding interest charges, expected to be generated by the use of three vessels (including the Norfolk mentioned above) over their remaining useful lives and their eventual disposition were less than their carrying amount of $48,966 and $1,033 of deferred costs. This resulted in impairment loss, net loss and net loss attributed to common stock holders of $3,419, or $0.04 per share, included in “Vessel impairment charges” in the 2019 accompanying consolidated statement of operations. The fair value of these vessels amounted to an aggregate of $46,580, and for the two vessels was determined through Level 2 inputs of the fair value hierarchy by taking into consideration third party valuations and for Norfolk which was subsequently sold, the fair value was determined through Level 1 inputs of the fair value hierarchy .

At March 31, 2020, the Company’s estimated undiscounted projected net operating cash flows, excluding interest charges, expected to be generated by the use of nine vessels of the Company’s fleet over their remaining useful lives and their eventual disposition were less than their carrying amount of $258,425 and $1,343 of unamortized deferred costs. The exercise resulted in impairment loss, net loss and net loss attributed to common stockholders of $93,338, or $1.08 per share, included in “Vessel impairment charges” in the 2020 accompanying consolidated statement of operations. The fair value of these vessels, amounting to an aggregate of $166,430, was determined through Level 2 inputs of the fair value hierarchy by taking into consideration third party valuations which were based on the last done deals of sale of vessels with similar characteristics, such as type, size and age (Note 14).

The amounts reflected in Vessels, net in the accompanying consolidated balance sheets are analyzed as follows:

		Accumulated
	Vessel Cost	Depreciation	Net Book Value
Balance, December 31, 2019	$1,096,534	$(214,237)	$882,297

- Additions for improvements	6,001	—	6,001
- Additions reclassified from other non-current assets	2,474	—	2,474
- Vessel transferred from held for sale	7,130	—	7,130
- Impairment	(199,605)	96,681	(102,924)
- Vessel disposals	(16,742)	34	(16,708)
- Vessel transferred to held for sale	(23,361)	—	(23,361)
- Depreciation for the year	—	(38,731)	(38,731)
Balance, December 31, 2020	$872,431	$(156,253)	$716,178

- Additions for improvements	1,106	—	1,106
- Additions reclassified from other non-current assets	441	—	441
- Vessel disposals	(16,120)	7,110	(9,010)
- Vessels contributed to OceanPal (Notes 1, 3 and 14)	(47,429)	17,127	(30,302)
- Depreciation for the year	—	(34,963)	(34,963)
Balance, December 31, 2021	$810,429	$(166,979)	$643,450

Vessel improvements mainly relate to the implementation of ballast water treatment and other works necessary for the vessels to comply with new regulations and be able to navigate to additional ports. As at December 31, 2021 and 2020, the additions to vessels’ cost amounted to $1,547 and $8,475, respectively of which an amount of $441 and $2,474, respectively relates to equipment paid or pre-paid in the respective prior years but delivered on the vessels in the reported periods.